Segmented Information	12 Months Ended
Jun. 30, 2022
Operating segments [Abstract]
Segmented Information	Segmented Information

Accounting Policy

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision maker (“CODM”) for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

Key measures used by the CODM to assess performance and make resource allocation decisions include revenues, gross profit and net (loss) income. The Company’s operating results are divided into two reportable segments plus corporate. The two reportable segments are (i) Canadian Cannabis; and (ii) International Cannabis.

During the year ended June 30, 2021, the Company had two reportable operating segments: (i) Cannabis and (ii) Horizontally Integrated Businesses. The goodwill associated with all acquisitions were allocated to the Cannabis operating segment. During the year ended June 30, 2022, the Company changed its internal management reporting and accordingly, identified the following two reportable operating segments: (i) Canadian Cannabis; and (ii) International Cannabis. The reorganization of the Company’s reporting structure changed the composition of its reportable segments and required that goodwill be reassigned to the operating segments using a relative fair value allocation approach. Assets and liabilities were also reassigned to the reporting segments based on the assets that would be employed in, or the liabilities related to, the operations of each reporting segment, and the assets or liabilities that would be considered in determining the fair value of each reporting segment. Immediately after the reorganization, the Company’s reporting segments with goodwill included: (i) Canadian Cannabis; and (ii) International Cannabis. There were no indicators of impairment prior to the change in operating segments. Prior period disclosures have been restated based on the new operating segments.

Operating Segments	Canadian Cannabis	International Cannabis	Corporate (1)	Total
	$	$	$	$
Year ended June 30, 2022
Net revenue	159,416	61,879	44	221,339
Gross profit (loss) before fair value adjustments	(21,270)	29,874	22	8,626
Selling, general, and administrative expense	136,332	21,678	17,227	175,237
Income (loss) from operations before taxes and discontinued operations	(1,530,374)	(43,605)	(146,141)	(1,720,120)

Year ended June 30, 2021
Net revenue	210,032	33,994	1,226	245,252
Gross profit (loss) before fair value adjustments	(27,499)	14,837	633	(12,029)
Selling, general and administrative expense	142,775	19,215	12,645	174,635
Income (loss) from operations before taxes and discontinued operations	(448,522)	(38,472)	(212,804)	(699,798)
(1)Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share based compensation and financing expenditures relating to debt issuances are also included under Corporate.
(2)Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share based compensation and financing expenditures relating to debt issuances are also included under Corporate.

Geographical Segments	Canada	EU	Other	Total
	$	$	$	$
Non-current assets other than financial instruments
June 30, 2022	247,633	41,080	19,789	308,502
June 30, 2021	1,774,154	49,164	41,787	1,865,105

Year ended June 30, 2022
Net revenue	159,460	61,520	359	221,339
Gross profit (loss) before fair value adjustments	(21,248)	32,266	(2,392)	8,626

Year ended June 30, 2021
Net revenue	209,466	32,629	3,157	245,252
Gross profit (loss) before fair value adjustments	(28,521)	14,692	1,800	(12,029)

Included in net revenue arising from the Canadian Cannabis operating segment for the year ended June 30, 2022 are net revenues of approximately $22.9 million from Customer A (year ended June 30, 2021 - Customer A: $27.7 million, Customer B: $24.3 million, Customer D: $40.4 million), each contributing 10% or more to the Company’s net revenue. All of these customers are government bodies for sales of cannabis in the consumer market.

There were no single customers that contributed 10% or more to the Company’s net revenue arising from the International Cannabis operating segment for the year ended June 30, 2022 (year ended June 30, 2021 - nil).
No other single customers contributed 10% or more to the Company’s net revenue during the year ended June 30, 2022 and 2021.